Cover page	Aug. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 22, 2022
Entity Registrant Name	Momentus Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39128
Entity Tax Identification Number	84-1905538
Entity Address, Address Line One	3901 N. First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	650
Local Phone Number	564-7820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001781162
Amendment Flag	false
Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	MNTS
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	MNTSW
Security Exchange Name	NASDAQ